Accounting Policies - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Summary Of Accounting Policies [Line Items]
Cumulative probability threshold for realization of income tax benefits	50.00%
Minimum recognizable tax benefit	50.00%
Sustainability threshold for uncertain tax position	50.00%
Employees average service period to grant awards	3 years
Advertising expenses	$ 9	$ 8	$ 11
Debt issuance costs, total		$ 4
Minimum [Member]
Summary Of Accounting Policies [Line Items]
Equity investments, Ownership percentage	20.00%
Maximum [Member]
Summary Of Accounting Policies [Line Items]
Equity investments, Ownership percentage	50.00%
Trademarks and Licenses [Member] | Minimum [Member]
Summary Of Accounting Policies [Line Items]
Estimated useful lives of intangible assets	3 years
Trademarks and Licenses [Member] | Maximum [Member]
Summary Of Accounting Policies [Line Items]
Estimated useful lives of intangible assets	7 years
Purchased and Internally Developed Software [Member] | Maximum [Member]
Summary Of Accounting Policies [Line Items]
Estimated useful lives of intangible assets	4 years